UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2006 (Unaudited)

NY Tax Free Money Fund (formerly NY Tax Free Money Fund Investment)

	Principal Amount ($)	Value ($)

Municipal Investments 99.7%
New York 96.2%
Erie County, NY, Industrial Development Agency, Civic Facility Revenue, Suburban Adult Services, 3.82% *, 6/1/2022, KeyBank NA (a)	1,260,000	1,260,000
Long Island, NY, Power Authority, Electric System Revenue, Series 1A, 3.75% *, 5/1/2033, Bayerische Landesbank (a)	1,400,000	1,400,000
Mineola, NY, Union Free School District, Tax Anticipation Notes, 4.5%, 6/29/2007	5,000,000	5,021,405
New York, Convention Center Development Corp. Revenue, Series 1247Z, 144A, 3.78% *, 11/15/2013 (b)	1,000,000	1,000,000
New York, Metropolitan Transportation Authority Revenue:
144A, 3.45%, 10/6/2006	2,000,000	2,000,000
Series 848-D, 144A, 3.76% *, 11/15/2021 (b)	2,789,500	2,789,500
Series 1040, 3.77% *, 11/15/2020 (b)	5,750,000	5,750,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, 3.65% *, 11/1/2022 (b)	1,050,000	1,050,000
New York, State Dormitory Authority Revenue, Series PA-541, 3.77% *, 8/1/2038 (b)	500,000	500,000
New York, State Dormitory Authority Revenue, Park Ridge Hospital, Inc., 3.74% *, 7/1/2029, JPMorgan Chase Bank (a)	4,705,000	4,705,000
New York, State Dormitory Authority Revenue, Solar Eclipse Funding Trust, Series 2006-0029, 144A, 3.74% *, 2/15/2012 (b)	1,600,000	1,600,000
New York, State General Obligation:
3.53%, 10/3/2006	2,000,000	2,000,000
Series B, 3.6% *, 3/15/2030, Dexia Credit Local France (a)	2,000,000	2,000,000
New York, State Housing Finance Agency Revenue, 100 Maien Lane Housing, Series A, 3.75%*, 11/1/2037, Bank of New York (a)	2,500,000	2,500,000
New York, State Housing Finance Agency Revenue, Historic Front Street, Series A, 3.71% *, 11/1/2036, Bank of New York (a)	1,600,000	1,600,000
New York, State Housing Finance Agency, Service Contract Revenue, Series D, 3.72% *, 3/15/2026, State Street Bank & Trust Co. (a)	1,600,000	1,600,000
New York, State Power Authority, 3.6%, 10/4/2006	3,000,000	3,000,000
New York, State Power Authority Revenue & General Purpose, 3.6% *, 3/1/2016	3,500,000	3,500,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series PT-3027, 144A, 3.77% *, 3/15/2025 (b)	3,470,000	3,470,000
New York, Tobacco Settlement Financing Corp.:
Series R-2033, 3.78% *, 6/1/2021 (b)	1,960,000	1,960,000
Series R-6500, 144A, 3.78% *, 6/1/2021 (b)	2,630,000	2,630,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Abraham Joshua Heschel Project, 3.76% *, 4/1/2032, Allied Irish Bank PLC (a)	1,505,000	1,505,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Allen Stevenson School, 3.78% *, 12/1/2034, Allied Irish Bank PLC (a)	3,200,000	3,200,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Congregational Nursing, Series A, 3.71% *, 2/1/2025, HSBC Bank USA NA (a)	1,000,000	1,000,000
New York City, NY, Municipal Finance Authority Water & Sewer Systems Revenue, Series SGB 65-A, 144A, 3.77% *, 6/15/2024 (b)	2,385,000	2,385,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series F-2, 3.71% *, 6/15/2033	1,075,000	1,075,000
Series A, 3.78% *, 6/15/2025 (b)	400,000	400,000
New York City, NY, Transitional Finance Authority Revenue, Series A-40, 144A, 3.77% *, 11/1/2026 (b)	960,000	960,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 3.7% *, 11/15/2022	45,000	45,000

	New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 1C, 3.8%*, 11/1/2022	400,000	400,000
	New York, NY, General Obligation:
	Series C-2, 3.72% *, 8/1/2020, Bayerische Landesbank (a)	2,000,000	2,000,000
	Series H-6, 3.74% *, 3/1/2034, Fleet National Bank (a)	580,000	580,000
	Series J-3, 3.75% *, 2/15/2016, JPMorgan Chase Bank (a)	1,000,000	1,000,000
	Series 1318, 144A, 3.78% *, 6/1/2013 (b)	1,000,000	1,000,000
	Series A-4, 3.81% *, 8/1/2021, Landesbank Baden-Wurttm (a)	400,000	400,000
	Series I-3, 3.81% *, 4/1/2036, Bank of America NA (a)	300,000	300,000
	Series I-8, 3.82% *, 4/1/2036, Bank of America NA (a)	900,000	900,000
	New York, NY, Triborough Bridge & Tunnel Authority Revenue, Series B-13, 144A, 3.77% *, 11/15/2021 (b)	2,070,000	2,070,000
	Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue, YMCA of Greater Syracuse, Series A, 3.82% *, 11/1/2025, HSBC Bank PLC (a)	3,700,000	3,700,000
	Orange County, NY, Industrial Development Agency, Civic Facility Revenue, St. Lukes Cornwall Hospital Project, 3.77% *, 7/1/2032, KeyBank NA (a)	2,915,000	2,915,000
	Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Noonan Community Service Corp. Project, Series A, 3.74% *, 3/1/2025, Wilber National Bank (a)	1,300,000	1,300,000
	Port Authority of New York & New Jersey, Series PT-3582, 144A, 3.79% *, 9/1/2033	1,125,000	1,125,000
	Schenectady County, NY, Industrial Development Agency, Civic Facility Revenue, Sunnyview Hospital, Series B, 3.77% *, 8/1/2033, KeyBank NA (a)	1,000,000	1,000,000
	Schoharie County, NY, Industrial Development Agency, Civic Facility Revenue, Bassett Hospital Project, Series A, 3.82% *, 2/1/2021, KeyBank NA (a)	185,000	185,000
	Syracuse, NY, Revenue Anticpation Notes, Series B, 4.125%, 10/30/2006, KeyBank NA (a)	4,000,000	4,001,579
	Yates County, NY, Industrial Development Agency, Civic Facility Revenue, Series B, 3.77% *, 9/1/2015, KeyBank NA (a)	2,045,000	2,045,000

			86,827,484
Puerto Rico 3.5%
	Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 3.74% *, 7/1/2020 (b)	1,700,000	1,700,000
	Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Certificates Macon Trust, Series R, 144A, 3.74% *, 7/1/2035 (b)	1,500,000	1,500,000

			3,200,000
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 90,027,484)		99.7	90,027,484
Other Assets and Liabilities, Net		0.3	266,304

Net Assets		100.0	90,293,788

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2006.

(a)	Security incorporates a letter of credit from a major bank.
(b)	Bond is insured by one of these companies.
	As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group, Inc.	9.7
Financial Guaranty Insurance Company	9.9
Financial Security Assurance, Inc.	7.7
MBIA Corp.	6.9

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	NY Tax Free Money Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 November 21, 2006